Allowance for doubtful accounts (Details 3) (Detail) - Loan Receivable - Naru ₩ in Millions	Dec. 31, 2012 KRW (₩)
Allowance for doubtful accounts
Accounts receivable, accrued interest (as a percent)	8.00%
Loan receivable, long-term	₩ 1,200